Leases	12 Months Ended
Jun. 30, 2025
Leases [Abstract]
LEASES

NOTE 10 — LEASES

The Company’s PRC subsidiaries entered into operating lease agreements with landlords to lease office space and warehouse. As of June 30, 2025, the remaining lease terms for office space and warehouse were 2.9 years and 1.5 years respectively. The Company’s lease agreements do not provide a readily determinable implicit rate nor is it available to the Company from its lessors. Instead, the Company estimates its incremental discount rate based on the interest rate for three-year government bond as published by China’s central bank in order to discount lease payments to present value. The discount rate of the Company’s operating leases for office space and warehouse were 1.93%. For the years ended June 30, 2025, 2024 and 2023, there was no variable lease cost. For the years ended June 30, 2025, 2024 and 2023, total operating lease expense amounted to $6,223, $6,004 and $432,422 respectively, and amortization of the operating lease right-of-use assets amounted to $533,667, $595,440 and $381,795, respectively. For the year ended June 30, 2025, the interest on lease liabilities amounted to $15,796.

Supplemental balance sheet information related to operating leases was as follows:

The table below presents the operating lease related assets and liabilities recorded on the balance sheets.

	June 30, 2025	June 30, 2024
Operating lease right-of-use assets	$960,330	1,389,734
Operating lease right-of-use assets – accumulated amortization	(138,230)	(1,010,633)
Operating lease right-of-use assets – net	$822,100	379,101

Operating lease liabilities, current	391,436	408,001
Operating lease liabilities, non-current	435,826	-
Total operating lease liabilities,	$827,262	408,001

As of June 30, 2025, maturities of operating lease liabilities were as follows:

Twelve months ending June 30,	June 30, 2025
2026	439,046
2027	254,930
2028	152,234
Total future minimum lease payments	846,210
Less: Imputed interest	(18,948)
Total	$827,262